EVENTS AFTER THE REPORTING PERIOD (Details) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended	12 Months Ended
	Feb. 02, 2026	Jan. 29, 2026	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Mar. 10, 2026	Feb. 10, 2026	Dec. 31, 2023
Disclosure of non-adjusting events after reporting period
Other provisions				$ 304	$ 121			$ 125
Legal provision
Disclosure of non-adjusting events after reporting period
Other provisions				191	$ 9			$ 9
ADG Arbitration Claim | Legal provision
Disclosure of non-adjusting events after reporting period
Other provisions				$ 170
Kyivstar Group Ltd.
Disclosure of non-adjusting events after reporting period
Proportion of ownership interest in subsidiary				89.60%	0.00%
Share based payment transactions
Disclosure of non-adjusting events after reporting period
Public offering price per share (in USD per share)		$ 10.50
Additional common shares offered (in shares)		1,875,000
Common shares sold (in shares)	14,375,000
Proceeds from issuing shares	$ 140
Share based payment transactions | Kyivstar Group Ltd.
Disclosure of non-adjusting events after reporting period
Common shares offered (in shares)		12,500,000
Proportion of ownership interest in subsidiary	83.60%	89.60%
Share based payment transactions | Kyivstar Group Ltd. | VEON Amsterdam B.V.
Disclosure of non-adjusting events after reporting period
Common shares offered (in shares)		12,100,000
Share based payment transactions | Kyivstar Group Ltd. | Other selling shareholders
Disclosure of non-adjusting events after reporting period
Common shares offered (in shares)		400,000
Major business combination | Tabletki.ua
Disclosure of non-adjusting events after reporting period
Percentage of voting equity interests acquired							100.00%
Purchase consideration							$ 160
Entering into significant commitments or contingent liabilities | Jazz
Disclosure of non-adjusting events after reporting period
Capital commitments						$ 240
Settlement of lawsuit | ADG Arbitration Claim
Disclosure of non-adjusting events after reporting period
Damages awarded			$ 120
ADS payment			30
Damages awarded, payment deferred for 24 months			$ 60